SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES AND DERIVATIVE LIABILITY AND INVESTMENT OPTIONS (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance	$ 25,470	$ 185,215
Exercise of warrants		(65,349)
Change in fair value	(24,370)	(94,396)
Total ending balance	1,100	25,470
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance		727,000
Change in fair value		(727,000)
Redemption of Series A Preferred Stock
Total ending balance	0
Options Held [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total beginning balance	23,608	851,008
Change in fair value	(21,620)	(208,752)
Exercise of investment options		(618,648)
Total ending balance	$ 1,988	$ 23,608